Submission	Jul. 30, 2026
Submission [Line Items]
Central Index Key	0002114229
Registrant Name	Churchill Capital Corp XIII
Registration File Number	333-297472
Form Type	S-1
Submission Type	S-1MEF
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A